PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software			¥ 20,828		¥ 49,851
Accumulated depreciation and amortization			4,645		14,348
Property, equipment and software, net	$ 5,113		16,183		35,503
Depreciation and amortization expense	$ 1,528	¥ 10,609	3,635	¥ 1,140
Computer and transmission equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software			17,509		37,582
Furniture and office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software			258		2,410
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software			998		6,312
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software			¥ 2,063		¥ 3,547